SUPPLEMENT DATED JANUARY 31, 2019
FIRST INVESTORS LIFE SERIES FUNDS PROSPECTUS
DATED MAY 1, 2018 AS SUPPLEMENTED

1. In “The Funds Summary Section” for the First Investors Life Series Equity Income Fund, the last two rows of the table headed “Average Annual Total Returns For Periods Ended December 31, 2017” are deleted and replaced with the following:

MSCI USA Value Index (reflects no deduction for fees, expenses or taxes)*	15.37%	14.46%	7.18%
Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)	13.67%	14.04%	7.10%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	21.83%	15.79%	8.50%
* The Fund changed its primary broad-based securities index to the MSCI USA Value Index as of January 31, 2019.  The Fund had previously changed its primary broad-based securities index to the Russell 1000 Value Index on May 1, 2018.  In each case the Fund elected to use the new index because it more closely reflected the Fund’s investment strategies.

2. In “The Funds Summary Section” for the First Investors Life Series Growth & Income Fund, the last two rows of the table headed “Average Annual Total Returns For Periods Ended December 31, 2017” are deleted and replaced with the following:

MSCI USA Value Index (reflects no deduction for fees, expenses or taxes)*	15.37%	14.46%	7.18%
Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)	13.67%	14.04%	7.10%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	21.83%	15.79%	8.50%
* The Fund changed its primary broad-based securities index to the MSCI USA Value Index as of January 31, 2019.  The Fund had previously changed its primary broad-based securities index to the Russell 1000 Value Index on March 14, 2018.  In each case the Fund elected to use the new index because it more closely reflected the Fund’s investment strategies.

3. In “The Funds Summary Section” for the First Investors Life Series Limited Duration Bond Fund, the last row of the table headed “Average Annual Total Returns For Periods Ended December 31, 2017” is deleted and replaced with the following:

Bloomberg Barclays 1-3 Year U.S. Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)*	0.84%	0.85%
BofA Merrill Lynch 1-5 Year U.S. Broad Market Index (reflects no deduction for fees, expenses or taxes)	1.33%	1.27%
*The Fund changed its primary broad-based securities index to Bloomberg Barclays 1-3 Year U.S. Government/Credit Bond Index as of January 31, 2019. The Fund elected to use the new index because it more closely reflects the Fund’s investment strategies.

4. In “The Funds Summary Section” for the First Investors Life Series Select Growth Fund, the last row of the table headed “Average Annual Total Returns For Periods Ended December 31, 2017” is deleted and replaced with the following:

Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)*	30.21%	17.33%	10.00%
Russell 3000 Growth Index (reflects no deduction for fees, expenses or taxes)	29.59%	17.16%	9.93%

* The Fund changed its primary broad-based index to the Russell 1000 Growth Index as of January 31, 2019.  The Fund elected to use the new index because it more closely reflects the Fund’s investment strategies.

5. In “The Funds Summary Section” for the First Investors Life Series Special Situations Fund, the last two rows of the table headed “Average Annual Total Returns For Periods Ended December 31, 2017” are deleted and replaced with the following:

MSCI USA Small Cap Value Index (reflects no deductions for fees, expenses or taxes)*	11.51%	14.31%	10.24%
Russell 2000 Value Index (reflects no deduction for fees, expenses or taxes)	7.84%	13.01%	8.17%
Russell 2000 Index (reflects no deduction for fees, expenses or taxes)	14.65%	14.12%	8.71%
* The Fund changed its primary broad-based securities index to the MSCI USA Small Cap Value Index as of January 31, 2019.  The Fund had previously changed its primary broad-based securities index to the Russell 2000 Value Index on March 14, 2018.  In each case, the Fund elected to use the new index because it more closely reflected the Fund’s investment strategies.

6. In “The Funds Summary Section” for the First Investors Special Situations Fund, the information under the heading “Portfolio Manager” is deleted and replaced with the following:

The Fund is managed primarily by Steven S. Hill, Senior Portfolio Manager, who has served as Portfolio Manager of the Fund since September 2013.  Thomas Alonso has served as Assistant Portfolio Manager of the Fund since 2019.

7. In “The Funds Summary Section” for the First Investors Life Series Limited Duration Bond Fund, the following risks are added to the “Principal Risks”:

Call Risk.  During periods of falling interest rates, an issuer of a callable bond held by the Fund may “call” or repay the security before its stated maturity, and the Fund’s income may decline if it has to reinvest the proceeds at a lower interest rate.

Liquidity Risk.  Certain investments may be difficult or impossible to sell at a favorable time or price. Market developments may cause the Fund’s investments to become less liquid and subject to erratic price movements. High yield securities tend to be less liquid.

8. The following is added as the second paragraph under the heading “Principal Investment Strategies” in the “Funds Summary Section” and the “Funds in Greater Detail” section for the First Investors Life Series Growth & Income Fund:

The Fund may write (sell) covered call options on the securities it holds to generate income.  A call option gives the purchaser of the option the right to buy, and the writer, in this case, the Fund, the obligation to sell, the underlying security at the exercise price at any time prior to the expiration of the contract, regardless of the market price of the underlying security during the option period.

9. In “The Funds Summary Section” for the First Investors Life Series Growth & Income Fund, the following risk is added to the “Principal Risks”:

Call Options Risk. Writing call options involves risks, such as potential losses if equity markets or an individual equity security do not move as expected and the potential for greater losses than if these techniques had not been used. By writing covered call options, the Fund will give up the opportunity to benefit from potential increases in the value of a Fund asset above the exercise price, but will bear the risk of declines in the value of the asset. Writing call options may expose the Fund to significant additional costs. Derivatives may be difficult to sell, unwind or value.

10. In the “Funds in Greater Detail” section for the First Investors Life Series Limited Duration Bond Fund, the following risks are added to the “Principal Risks”:

Call Risk:

During periods of falling interest rates, an issuer of a callable bond held by the Fund may "call" or repay the security before its stated maturity. The Fund would then lose any price appreciation above the bond's call price and the Fund may have to reinvest the proceeds at lower interest rates, resulting in a decline in the Fund's income.

Liquidity Risk:

The Fund is susceptible to the risk that certain investments may be difficult or impossible to sell at a time or price most favorable to the Fund, which could decrease the overall level of the Fund’s liquidity and its ability to sell securities to meet redemptions.  As a result, the Fund may have to lower the price on certain investments that it is trying to sell, sell the investments at a loss, sell other investments instead or forego an investment opportunity, any of which could adversely affect the Fund.  The Fund could lose money or face difficulty in meeting shareholder redemptions if it cannot sell an investment at the time and price that would be beneficial to the Fund.  Less liquid securities typically are harder to value.  Market developments may cause the Fund’s investments to become less liquid and subject to erratic price movements, which may have an adverse effect on the Fund.

High yield securities tend to be less liquid than higher quality securities, particularly if there is a deterioration in the economy or in the financial prospects of their issuers.

11. In the “Funds in Greater Detail” section for the Growth & Income Fund, the following risk is added to the “Principal Risks”:

Call Options Risk:
Writing call options involves risks, such as potential losses if equity markets or an individual equity security do not move as expected and the potential for greater losses than if these techniques had not been used.  By writing call options, the Fund will lose money if the exercise price of an option is below the market price of the asset on which an option was written and the premium received by the Fund for writing the option is insufficient to make up for that loss.  The Fund will also give up the opportunity to benefit from potential increases in the value of a Fund asset above the exercise price, but will bear the risk of declines in the value of the asset and may be obligated to deliver assets underlying an option at less than the market price. The income received from writing call options may not be sufficient to offset a decline in the value of a Fund asset. In addition, the Fund’s ability to sell its equity securities typically will be limited during the term of an option, unless the Fund unwinds or offsets the option, which may be difficult to do.  The prices of options can be highly volatile and exchanges may suspend options trading, during which time the Fund may be unable to write options.  The Fund’s ability to write or unwind covered call options will be limited by the number of shares of equity securities it holds.

12. In the “Funds in Greater Detail” section for the First Investors Life Series Total Return Fund, the last sentence of the first paragraph and the entire second paragraph under the heading “Principal Investment Strategies” are deleted and replaced with the following:

Derivatives are included for purposes of these allocations.

In connection with the determination of the Fund’s allocation ranges, Foresters Investment Management Company, Inc. (“Adviser”) considers various factors, including existing and projected market conditions for equity and fixed income securities. Once the asset allocation for bonds, stocks and money market instruments has been set, the Adviser uses fundamental research and analysis to determine which particular investments to purchase or sell. The percentage allocations within the above ranges are actively monitored by the Fund’s portfolio managers and may change due to, among other things, market fluctuations or reallocation decisions by the portfolio managers. Reallocations outside of the above ranges are expected to occur infrequently.

13. The following benchmark descriptions are added to the “Fund Management in Greater Detail” section, under the heading “Other Information”:

●
The Bloomberg Barclays 1-3 Year U.S. Government/Credit Bond Index is the one- to three-year component of the Bloomberg Barclays U.S. Government/Credit Bond Index that includes securities in the Government and Credit Indexes.  The Government Index includes Treasuries (that is, public obligations of the U.S. Treasury that have remaining maturities of more than one year) and agencies (that is, publicly issued debt of U.S. government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. government).  The Credit Index includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements.

●
The MSCI USA Small Cap Value Index captures small cap securities exhibiting overall value style characteristics across the U.S. Equity markets.  The value investment style characteristics for index construction are defined using book value to price, 12-month forward earnings to price and dividend yield.

●
The MSCI USA Value Index captures large and mid cap U.S. securities exhibiting overall value characteristics.  The value  investment style characteristics for index constructions are defined using book value to price 12-month forward earnings to price and dividend yield.

●
The Russell 1000 Growth Index is an unmanaged index that measures the performance of the large-cap growth segment of the U.S. economy.  It includes Russell 1000 companies with higher price-to-book ratios and higher forecasted growth.

14. In the “Fund Management in Greater Detail” section under the heading “The Adviser”, the description of Mr. Alonso is modified to reflect that he also has served as the Assistant Portfolio Manager of the Life Series Special Situations Fund since 2019.

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Please retain this Supplement for future reference
LSP119

SUPPLEMENT DATED JANUARY 31, 2019

FIRST INVESTORS LIFE SERIES FUNDS STATEMENT OF ADDITIONAL INFORMATION
DATED MAY 1, 2018, AS SUPPLEMENTED

1. In Part I of the Statement of Additional Information (“SAI”), in the “Investment Advisory Services and Fees” section, the information regarding the subadvisory arrangements with Smith Asset Management Group L.P., Muzinich & Co. Inc. and Zeigler Capital Management, LLC are deleted and replaced with the following:

Select Growth Fund
Pursuant to a Subadvisory Agreement, the Adviser has undertaken to pay Smith Asset Management Group, L.P. (“Smith”) an annual subadvisory fee, paid monthly, according to the following schedule:
1.
The daily net assets of the Life Series Select Growth Fund shall be aggregated with the net assets (if any) of the First Investors Select Growth Fund, a series of First Investors Equity Funds, that are being managed by Smith.

2.	An aggregate fee shall then be computed on the sum as if the two Funds were combined using the following schedule:
a.	0.35% on the first $100 million;
b.	0.30% on the next $150 million;
c.	0.23% on the next $250 million;
d.	0.20% on the next $250 million; and
e.	0.15% on the balance over $750 million.

3.
The fee payable under the Subadvisory Agreement shall then be computed by multiplying the aggregate fee by the ratio of net assets of the Life Series Select Growth Fund to the sum of the net assets of both Funds that are being managed by Smith.

The balance of the aggregate fee will be paid pursuant to a separate subadvisory agreement among the Adviser, Smith and First Investors Equity Funds.
Covered Call Strategy Fund
The Adviser has delegated the management of the assets of the Life Series Covered Call Strategy Fund to Ziegler Capital Management LLC (“ZCM”) pursuant to a Subadvisory Agreement.  The Adviser pays ZCM an annual subadvisory fee on the assets delegated to it, paid monthly, according to the following schedule:
1.
The average daily net assets of the Life Series Covered Call Strategy Fund shall be aggregated with the average daily net assets (if any) of the Covered Call Strategy Fund, a series of First Investors Equity Funds;

2.	A blended fee shall then be computed on the sum as if the two Funds were combined using the following schedule:

a.    0.33% on the first $300 million;
b.    0.30% on the next $200 million; and
c.    0.28% on the balance over $500 million.

Fund For Income, Investment Grade Fund, Limited Duration Bond Fund and Total Return Fund
The Adviser has delegated the management of all of the assets of the Life Series Fund For Income, except for its cash balance, to Muzinich & Co., Inc. (“Muzinich”), pursuant to a Subadvisory Agreement.  To the extent that Muzinich does not invest the Fund’s cash balance, it will be invested by the Fund’s Adviser.  The Adviser may determine, in its discretion, not to invest the cash balance of the Fund depending on market and economic conditions.  For purposes of calculating the fee to be paid to Muzinich, any daily cash balance that is invested by the Adviser is excluded from the Fund’s daily net assets.

The Adviser has also delegated a portion of the Life Series Investment Grade Fund, Life Series Limited Duration Bond Fund and Life Series Total Return Fund to Muzinich.
The Adviser pays Muzinich an annual subadvisory fee on the assets delegated to it, paid monthly, according to the following schedule:
1.
The average daily net assets of the sum of the portion of the Funds allocated to Muzinich shall be aggregated with the average daily net asset (if any) of the portion allocated to Muzinich of the First Investors Fund For Income, First Investors Floating Rate Fund, First Investors Investment Grade Fund, First Investors Limited Duration Bond Fund, each a series of the First Investors Income Funds, and First Investors Total Return Fund, a series of the First Investors Equity Funds.

2.	A blended fee shall then be computed on the sum as if all the Fund assets delegated to Muzinich described in paragraph 1 above were combined using the following schedule:

a.	0.25% on the first $250 million;
b.	0.225% on the next $250 million;
c.	0.20% on the next $500 million; and
d.	0.18% on the balance above $1 billion.

3.
The fee payable under this Agreement with respect to the Fund assets delegated to Muzinich as described above shall then be computed by multiplying the blended fee by the ratio of the average daily net assets of the Fund assets delegated to Muzinich to the sum of the average daily net assets of the Fund assets delegated to Muzinich described above.

2. In Part I of the SAI, the following is added to the table of “Officers who are not Trustees”:

Scott Richardson 1966	Secretary since 2018
Senior Vice President and General Counsel of FIMCO and various affiliated companies since September 2018.  Executive Director of Investment Solutions Division at Morgan Stanley Wealth Management (2005-2018)

3. In Part I of the SAI, in the “Portfolio Managers” section, the following information  regarding Mr. Alonso is added  to the table  for “FIMCO’s Portfolio Managers” under the heading “A. Other Accounts Managed by Portfolio Managers for Fiscal Year Ended December 31, 2017”:

Thomas Alonso*: Life Series Opportunity Fund Life Series Special Situations Fund	Other Registered Investment Companies	2	$1,954.2	0	$0
	Other Pooled Investment Vehicles	0	$0	0	$0
	Other Accounts	0	$0	0	$0
*Information for Mr. Alonso is provided as of September 30, 2018.

4. In Part I of the SAI, in the “Portfolio Managers” section, the following is added for the table regarding FIMCO’s Portfolio Managers under the heading “D. Portfolio Manager Fund Ownership for Fiscal Year Ended December 31, 2017”:

Thomas Alonso*	Opportunity	None
	Special Situations	None
*Information for Mr. Alonso is provided as of September 30, 2018

5. In Part I of the SAI, in the checklist for the First Investors Life Series Growth & Income Fund in Appendix A, the dash mark next to Options is deleted and replaced with a checkmark.

6. In Part I of the SAI, in the checklist for the First Investors Life Series Opportunity Fund, the dash mark next to Master Limited Partnerships is deleted and replaced with a checkmark.

7. In Part of the SAI, in the checklist for the First Investors Life Series Investment Grade Fund, the dash mark next to Convertible Debt Securities is deleted and replaced with a checkmark.

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Please retain this Supplement for future reference
LSS119